Note 15 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total property, plant and equipment	$ 258,220	$ 236,639
Land not subject to depreciation [member]
Statement Line Items [Line Items]
Total property, plant and equipment	$ 11,200	$ 11,500